Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 5,253	£ 171
Royalties	226	73
Revenue	5,479	244
Research Collaboration - Mallinckrodt plc
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	3,817	£ 171
Research Collaboration - Takeda Pharmaceutical Company Limited
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	1,414
Research Collaboration - Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 22